Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ 6,404,011	$ (1,843,511)	$ (3,973,128)	$ (8,271,852)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right to use asset	63,674	106,067	215,097	150,007
Common stock issued for prepaid services	135,000	56,250
Depreciation	194,257	223,489	453,887	371,512
Gain on sale of marketable securities	(9,857,429)
Provision for income taxes	277,000		0	0
Gain on sale of commercial building	(260,141)
Stock-based compensation	98,361		41,122
Common stock issued for services	14,367
Common stock to be issued for wages payable	199
Common stock to be issued for termination of rights participation agreement	630,000
Expenses paid on behalf of Company		36,405	36,405
Loss on conversion of related party note payable	310,526
Reserve on impairment		9,173
Common stock issued for services			398,466	796,236
Impairment of cost method investments				250,000
Impairment of notes receivable and interest			18,345	160,356
Impairment of deposits				700,000
Impairment of inventory				1,271,402
Changes in operating assets and liabilities:
Accounts receivable	(8,793)	(4,975)	(16,131)	(11,675)
Interest receivable				(10,356)
Inventory				316,450
Deferred rent				(7,150)
Prepaid expenses	(41,508)	137,460	(237,040)	342,034
Deposits	(1,010,000)	125,212	322,921	(851,183)
Accounts payable and accrued liabilities	(671,112)	543,829	1,306,632	446,224
Customer deposits	1,270,000			54,584
Other current assets		156,229	156,229	(156,229)
Other current liabilities	(1,328,438)	532,789	1,328,438
Operating lease liability	(69,301)	(117,321)	(237,605)	(172,515)
Net cash provided by (used in) operating activities	(3,849,327)	(38,904)	(186,365)	(4,622,155)
Cash Flows from Investing Activities
Purchase of property and equipment	(125,077)		(35,477)	(1,116,643)
Proceeds from sale of commercial building	1,627,500
Purchase of cost method investment	(200,000)			(250,000)
Issuance of convertible note receivable	(500,000)
Proceeds from the sale of marketable securities	10,207,429
Issuance of note receivable				(150,000)
Net cash used in investing activities	11,009,852		(35,477)	(1,516,643)
Cash Flows from Financing Activities
Proceeds from issuance of notes payable	300,000			201,000
Proceeds from notes payable – related party		164,000	264,000
Repayment of notes payable	(1,728,377)	(10,669)	(72,089)	(270,919)
Proceeds from the issuance of common stock	50,000		124,535	6,164,993
Proceeds from the common stock to be issued				10,000
Net cash provided by financing activities	(1,378,377)	153,331	316,446	6,105,074
Net increase in cash	5,782,148	114,427	94,604	(33,724)
Cash, beginning of period	117,536	22,932	22,932	56,656
Cash, end of period	5,899,684	137,359	117,536	22,932
Supplemental disclosure of cash flow information:
Interest paid	98,716	32,356	72,684	116,153
Income taxes paid
Non-cash investing and financing activities:
Common stock issued for prior period debt conversion		19	19
Issuance of stock for conversion of related party note payable	100,000
Common stock issued for stock subscriptions payable		$ 10,000	10,000
Depreciation and amortization			453,884	371,512
Return and cancellation of common stock				20,000
Common stock and debt issued for asset acquisition				300,000
Right of use asset obtained in exchange for operating lease obligation				2,541,161
Financing purchases of property and equipment				900,000
Common stock issued for conversion of debt and interest				$ 259,281